Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.35568%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	0.25863%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,285,105.17

Principal:
Principal Collections	$17,188,271.58
Prepayments in Full	$10,020,049.96
Liquidation Proceeds	$200,120.19
Recoveries	$174,951.79
Sub Total	$27,583,393.52
Collections	$28,868,498.69

Purchase Amounts:
Purchase Amounts Related to Principal	$751,534.41
Purchase Amounts Related to Interest	$4,315.59
Sub Total	$755,850.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,624,348.69

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	32
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,624,348.69
Servicing Fee	$387,602.04	$387,602.04	$0.00	$0.00	$29,236,746.65
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,236,746.65
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$29,236,746.65
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$29,236,746.65
Interest - Class A-3 Notes	$467,422.92	$467,422.92	$0.00	$0.00	$28,769,323.73
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$28,426,542.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,426,542.73
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$28,298,276.06
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,298,276.06
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$28,208,799.39
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,208,799.39
Regular Principal Payment	$25,786,158.97	$25,786,158.97	$0.00	$0.00	$2,422,640.42
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,422,640.42
Residual Released to Depositor	$0.00	$2,422,640.42	$0.00	$0.00	$0.00
Total		$29,624,348.69

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,786,158.97
Total					$25,786,158.97
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,786,158.97	$47.11	$467,422.92	$0.85	$26,253,581.89	$47.96
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$25,786,158.97	$16.33	$1,027,947.26	$0.65	$26,814,106.23	$16.98

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$185,117,988.64	0.3382324	$159,331,829.67	0.2911181
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$394,227,988.64	0.2496931	$368,441,829.67	0.2333609

Pool Information
Weighted Average APR	3.316%	3.316%
Weighted Average Remaining Term	31.18	30.38
Number of Receivables Outstanding	32,237	31,206
Pool Balance	$465,122,444.22	$436,623,591.45
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$428,834,771.87	$402,621,130.11
Pool Factor	0.2691681	0.2526757

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$34,002,461.34
Targeted Overcollateralization Amount	$68,181,761.78
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$68,181,761.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		102	$338,876.63
(Recoveries)		133	$174,951.79
Net Loss for Current Collection Period			$163,924.84
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4229%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.1405%
Second Prior Collection Period			0.4155%
Prior Collection Period			0.4561%
Current Collection Period			0.4363%
Four Month Average (Current and Prior Three Collection Periods)			0.2918%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,390	$13,566,629.54
(Cumulative Recoveries)			$2,518,355.58
Cumulative Net Loss for All Collection Periods			$11,048,273.96
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6394%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,001.96
Average Net Loss for Receivables that have experienced a Realized Loss			$3,259.08

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.43%	355	$6,242,405.78
61-90 Days Delinquent	0.18%	43	$779,284.82
91-120 Days Delinquent	0.04%	10	$186,965.01
Over 120 Days Delinquent	0.12%	30	$525,020.16
Total Delinquent Receivables	1.77%	438	$7,733,675.77

Repossession Inventory:
Repossessed in the Current Collection Period		13	$200,811.37
Total Repossessed Inventory		23	$397,131.07

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2052%
Prior Collection Period			0.2947%
Current Collection Period			0.2660%
Three Month Average			0.2553%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3415%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	32

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer